UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31
Date of reporting period: September 30, 2006

LEGG MASON PARTNERS INVESTMENT TRUST

LEGG MASON PARTNERS S&P 500 INDEX FUND

FORM N-Q
September 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited)	September 30, 2006

Shares	Security	Value
COMMON STOCKS — 98.9%
CONSUMER DISCRETIONARY — 10.0%
Auto Components — 0.1%
7,000	Goodyear Tire & Rubber Co. *	$101,500
7,778	Johnson Controls Inc.	557,994
	Total Auto Components	659,494
Automobiles — 0.4%
74,803	Ford Motor Co.	605,157
22,493	General Motors Corp.	748,117
10,399	Harley-Davidson Inc.	652,537
	Total Automobiles	2,005,811
Distributors — 0.1%
6,833	Genuine Parts Co.	294,707
Diversified Consumer Services — 0.1%
5,537	Apollo Group Inc., Class A Shares *	272,642
12,860	H&R Block Inc.	279,576
	Total Diversified Consumer Services	552,218
Hotels, Restaurants & Leisure — 1.6%
17,648	Carnival Corp.	829,985
5,767	Darden Restaurants Inc.	244,924
7,390	Harrah's Entertainment Inc.	490,918
15,329	Hilton Hotels Corp.	426,913
13,499	International Game Technology	560,209
13,613	Marriott International Inc., Class A Shares	526,006
48,772	McDonald's Corp.	1,907,961
30,070	Starbucks Corp. *	1,023,883
8,701	Starwood Hotels & Resorts Worldwide Inc.	497,610
4,691	Wendy's International Inc.	314,297
7,969	Wyndham Worldwide Corp. *	222,893
10,680	Yum! Brands Inc.	555,894
	Total Hotels, Restaurants & Leisure	7,601,493
Household Durables — 0.6%
2,925	Black & Decker Corp.	232,099
4,802	Centex Corp.	252,681
10,866	D.R. Horton Inc.	260,241
5,984	Fortune Brands Inc.	449,458
2,632	Harman International Industries Inc.	219,614
3,194	KB HOME	139,897
7,128	Leggett & Platt Inc.	178,414
5,596	Lennar Corp., Class A Shares	253,219
11,090	Newell Rubbermaid Inc.	314,069
8,529	Pulte Homes Inc.	271,734
2,314	Snap-on Inc.	103,089
3,209	Stanley Works	159,968
3,119	Whirlpool Corp.	262,339
	Total Household Durables	3,096,822
Internet & Catalog Retail — 0.1%
12,496	Amazon.com Inc. *	401,372
Leisure Equipment & Products — 0.2%
3,763	Brunswick Corp.	117,368
11,366	Eastman Kodak Co.	254,598
6,429	Hasbro Inc.	146,260
14,869	Mattel Inc.	292,919
	Total Leisure Equipment & Products	811,145
Media — 3.3%
31,047	CBS Corp., Class B Shares	874,594
19,630	Clear Channel Communications Inc.	566,325

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (Continued)	September 30, 2006
Shares	Security	Value
Media — 3.3% (continued)
83,203	Comcast Corp., Class A Shares *	$3,066,030
2,541	Dow Jones & Co. Inc.	85,225
3,324	E.W. Scripps Co., Class A Shares	159,319
9,347	Gannett Co. Inc.	531,190
17,662	Interpublic Group of Cos. Inc. *	174,854
13,989	McGraw-Hill Cos. Inc.	811,782
1,545	Meredith Corp.	76,215
5,715	New York Times Co., Class A Shares	131,331
92,924	News Corp., Class A Shares	1,825,957
6,815	Omnicom Group Inc.	637,884
161,747	Time Warner Inc.	2,948,648
7,500	Tribune Co.	245,400
9,946	Univision Communications Inc., Class A Shares *	341,546
28,216	Viacom Inc., Class B Shares *	1,049,071
83,127	Walt Disney Co.	2,569,455
	Total Media	16,094,826
Multiline Retail — 1.2%
4,176	Big Lots Inc. *	82,727
2,408	Dillard's Inc., Class A Shares	78,814
12,470	Dollar General Corp.	169,966
6,027	Family Dollar Stores Inc.	176,229
21,617	Federated Department Stores Inc.	934,071
8,917	J.C. Penney Co. Inc.	609,834
13,021	Kohl's Corp. *	845,323
8,979	Nordstrom Inc.	379,812
3,282	Sears Holdings Corp. *	518,851
34,164	Target Corp.	1,887,561
	Total Multiline Retail	5,683,188
Specialty Retail — 2.0%
6,154	AutoNation Inc. *	128,619
2,085	AutoZone Inc. *	215,381
11,247	Bed Bath & Beyond Inc. *	430,310
16,170	Best Buy Co. Inc.	866,065
5,630	Circuit City Stores Inc.	141,369
21,510	Gap Inc.	407,614
82,089	Home Depot Inc.	2,977,368
13,549	Limited Brands Inc.	358,913
60,767	Lowe's Cos. Inc.	1,705,122
11,297	Office Depot Inc. *	448,491
2,920	OfficeMax Inc.	118,961
5,302	RadioShack Corp.	102,329
4,453	Sherwin-Williams Co.	248,388
28,937	Staples Inc.	704,037
5,576	Tiffany & Co.	185,123
17,918	TJX Cos. Inc.	502,242
	Total Specialty Retail	9,540,332
Textiles, Apparel & Luxury Goods — 0.3%
14,469	Coach Inc. *	497,734
4,511	Jones Apparel Group Inc.	146,337
4,140	Liz Claiborne Inc.	163,571
7,591	NIKE Inc., Class B Shares	665,123
3,519	V.F. Corp.	256,711
	Total Textiles, Apparel & Luxury Goods	1,729,476
	TOTAL CONSUMER DISCRETIONARY	48,470,884
CONSUMER STAPLES — 9.5%
Beverages — 2.2%
30,573	Anheuser-Busch Cos. Inc.	1,452,523
3,143	Brown-Forman Corp., Class B Shares	240,911
81,050	Coca-Cola Co.	3,621,314

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (Continued)	September 30, 2006
Shares	Security	Value
Beverages — 2.2% (continued)
10,900	Coca-Cola Enterprises Inc.	$227,047
8,377	Constellation Brands Inc., Class A Shares *	241,090
1,821	Molson Coors Brewing Co., Class B Shares	125,467
5,435	Pepsi Bottling Group Inc.	192,943
65,570	PepsiCo Inc.	4,279,098
	Total Beverages	10,380,393
Food & Staples Retailing — 2.3%
18,612	Costco Wholesale Corp.	924,644
32,669	CVS Corp.	1,049,328
28,735	Kroger Co.	664,928
17,682	Safeway Inc.	536,649
8,313	SUPERVALU Inc.	246,480
24,474	Sysco Corp.	818,655
97,817	Wal-Mart Stores Inc.	4,824,334
40,089	Walgreen Co.	1,779,551
5,615	Whole Foods Market Inc.	333,700
	Total Food & Staples Retailing	11,178,269
Food Products — 1.1%
26,079	Archer-Daniels-Midland Co.	987,873
9,073	Campbell Soup Co.	331,164
20,147	ConAgra Foods Inc.	493,199
5,287	Dean Foods Co. *	222,160
14,084	General Mills Inc.	797,154
13,123	H.J. Heinz Co.	550,247
7,035	Hershey Co.	376,021
9,940	Kellogg Co.	492,229
5,256	McCormick & Co. Inc., Non Voting Shares	199,623
30,077	Sara Lee Corp.	483,337
9,968	Tyson Foods Inc., Class A Shares	158,292
8,784	Wm. Wrigley Jr. Co.	404,591
	Total Food Products	5,495,890
Household Products — 2.2%
6,012	Clorox Co.	378,756
20,543	Colgate-Palmolive Co.	1,275,720
18,288	Kimberly-Clark Corp.	1,195,304
126,265	Procter & Gamble Co.	7,825,905
	Total Household Products	10,675,685
Personal Products — 0.2%
3,075	Alberto-Culver Co.	155,564
17,805	Avon Products Inc.	545,901
5,072	Estee Lauder Cos. Inc., Class A Shares	204,554
	Total Personal Products	906,019
Tobacco — 1.5%
83,252	Altria Group Inc.	6,372,940
6,773	Reynolds American Inc.	419,723
6,388	UST Inc.	350,254
	Total Tobacco	7,142,917
	TOTAL CONSUMER STAPLES	45,779,173

ENERGY — 9.3%
Energy Equipment & Services — 1.7%
13,077	Baker Hughes Inc.	891,851
11,821	BJ Services Co.	356,167
40,925	Halliburton Co.	1,164,316
12,630	Nabors Industries Ltd. *	375,743
7,047	National-Oilwell Varco Inc. *	412,602
5,411	Noble Corp.	347,278
4,361	Rowan Cos. Inc.	137,938

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (Continued)	September 30, 2006

Shares	Security	Value
Energy Equipment & Services — 1.7% (continued)
47,086	Schlumberger Ltd.	$2,920,745
8,224	Smith International Inc.	319,173
12,531	Transocean Inc. *	917,645
13,797	Weatherford International Ltd. *	575,611
	Total Energy Equipment & Services	8,419,069
Oil, Gas & Consumable Fuels — 7.6%
18,274	Anadarko Petroleum Corp.	800,949
13,094	Apache Corp.	827,541
15,033	Chesapeake Energy Corp.	435,656
87,409	Chevron Corp.	5,669,348
65,535	ConocoPhillips	3,901,299
7,210	CONSOL Energy Inc.	228,773
17,541	Devon Energy Corp.	1,107,714
27,679	El Paso Corp.	377,542
9,649	EOG Resources Inc.	627,668
236,437	Exxon Mobil Corp.	15,864,923
9,484	Hess Corp.	392,827
4,241	Kinder Morgan Inc.	444,669
14,245	Marathon Oil Corp.	1,095,441
7,419	Murphy Oil Corp.	352,773
34,264	Occidental Petroleum Corp.	1,648,441
5,118	Sunoco Inc.	318,288
24,374	Valero Energy Corp.	1,254,530
23,868	Williams Cos. Inc.	569,729
14,564	XTO Energy Inc.	613,581
	Total Oil, Gas & Consumable Fuels	36,531,692
	TOTAL ENERGY	44,950,761
FINANCIALS — 22.0%
Capital Markets — 3.6%
9,694	Ameriprise Financial Inc.	454,649
30,350	Bank of New York Co. Inc.	1,070,141
4,788	Bear Stearns Cos. Inc.	670,799
41,128	Charles Schwab Corp.	736,191
16,990	E*TRADE Financial Corp. *	406,401
3,612	Federated Investors Inc., Class B Shares	122,122
6,654	Franklin Resources Inc.	703,660
17,146	Goldman Sachs Group Inc.	2,900,589
8,209	Janus Capital Group Inc.	161,881
5,216	Legg Mason Inc.	526,086
21,346	Lehman Brothers Holdings Inc.	1,576,615
16,309	Mellon Financial Corp.	637,682
35,253	Merrill Lynch & Co. Inc.	2,757,490
42,633	Morgan Stanley	3,108,372
7,522	Northern Trust Corp.	439,510
13,170	State Street Corp.	821,808
10,407	T. Rowe Price Group Inc.	497,975
	Total Capital Markets	17,591,971
Commercial Banks — 4.2%
13,619	AmSouth Bancorp.	395,496
21,334	BB&T Corp.	934,003
6,463	Comerica Inc.	367,874
7,417	Commerce Bancorp Inc.	272,278
5,123	Compass Bancshares Inc.	291,909
22,188	Fifth Third Bancorp.	844,919
4,902	First Horizon National Corp.	186,325
9,502	Huntington Bancshares Inc.	227,383
16,000	KeyCorp	599,040
3,120	M&T Bank Corp.	374,275
10,072	Marshall & Ilsley Corp.	485,269
24,070	National City Corp.	880,962

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (Continued)	September 30, 2006

Shares	Security	Value
Commercial Banks — 4.2% (continued)
18,610	North Fork Bancorporation Inc.	$532,990
11,711	PNC Financial Services Group Inc.	848,345
18,066	Regions Financial Corp.	664,648
14,509	SunTrust Banks Inc.	1,121,255
12,895	Synovus Financial Corp.	378,726
70,681	U.S. Bancorp	2,348,023
63,216	Wachovia Corp.	3,527,453
133,918	Wells Fargo & Co.	4,845,153
4,266	Zions Bancorporation	340,469
	Total Commercial Banks	20,466,795
Consumer Finance — 0.9%
48,316	American Express Co.	2,709,561
12,175	Capital One Financial Corp.	957,686
16,257	SLM Corp.	845,039
	Total Consumer Finance	4,512,286
Diversified Financial Services — 5.8%
179,983	Bank of America Corp.	9,641,689
1,415	Chicago Mercantile Exchange	676,724
7,908	CIT Group Inc.	384,566
196,672	Citigroup Inc.	9,768,698
138,050	JPMorgan Chase & Co.	6,482,828
9,418	Moody's Corp.	615,749
10,700	Principal Financial Group Inc.	580,796
	Total Diversified Financial Services	28,151,050
Insurance — 4.7%
12,933	ACE Ltd.	707,823
19,731	AFLAC Inc.	902,891
25,082	Allstate Corp.	1,573,394
4,189	Ambac Financial Group Inc.	346,640
103,355	American International Group Inc.	6,848,302
12,609	Aon Corp.	427,067
16,293	Chubb Corp.	846,584
6,946	Cincinnati Financial Corp.	333,825
18,021	Genworth Financial Inc., Class A Shares	630,915
12,100	Hartford Financial Services Group Inc.	1,049,675
11,397	Lincoln National Corp.	707,526
18,132	Loews Corp.	687,203
21,890	Marsh & McLennan Cos. Inc.	616,203
5,284	MBIA Inc.	324,649
30,207	MetLife Inc.	1,712,133
30,712	Progressive Corp.	753,672
19,289	Prudential Financial Inc.	1,470,786
4,588	SAFECO Corp.	270,371
27,479	St. Paul Travelers Cos. Inc.	1,288,490
3,979	Torchmark Corp.	251,115
13,709	UnumProvident Corp.	265,817
7,141	XL Capital Ltd., Class A Shares	490,587
	Total Insurance	22,505,668
Real Estate Investment Trusts (REITs) — 1.1%
3,907	Apartment Investment and Management Co., Class A Shares	212,580
8,540	Archstone-Smith Trust	464,918
4,544	Boston Properties Inc.	469,577
13,925	Equity Office Properties Trust	553,658
11,597	Equity Residential	586,576
8,662	Kimco Realty Corp.	371,340
7,090	Plum Creek Timber Co. Inc.	241,344
9,807	ProLogis	559,587
4,841	Public Storage Inc.	416,278
8,765	Simon Property Group Inc.	794,284

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (Continued)	September 30, 2006

Shares	Security	Value
Real Estate Investment Trusts (REITs) — 1.1% (continued)
4,869	Vornado Realty Trust	$530,721
	Total Real Estate Investment Trusts (REITs)	5,200,863
Real Estate Management & Development — 0.1%
8,489	Realogy Corp. *	192,531
Thrifts & Mortgage Finance — 1.6%
24,219	Countrywide Financial Corp.	848,634
38,491	Fannie Mae	2,152,032
27,479	Freddie Mac	1,822,682
10,599	Golden West Financial Corp.	818,773
3,351	MGIC Investment Corp.	200,959
14,271	Sovereign Bancorp Inc.	306,969
38,319	Washington Mutual Inc.	1,665,727
	Total Thrifts & Mortgage Finance	7,815,776
	TOTAL FINANCIALS	106,436,940
HEALTH CARE — 12.5%
Biotechnology — 1.3%
46,555	Amgen Inc. *	3,330,079
7,143	Applera Corp. - Applied Biosystems Group	236,505
13,606	Biogen Idec Inc. *	607,916
10,375	Genzyme Corp. *	700,001
18,169	Gilead Sciences Inc. *	1,248,210
9,522	MedImmune Inc. *	278,138
	Total Biotechnology	6,400,849
Health Care Equipment & Supplies — 1.8%
2,153	Bausch & Lomb Inc.	107,930
25,988	Baxter International Inc.	1,181,414
9,786	Becton, Dickinson & Co.	691,577
9,796	Biomet Inc.	315,333
46,848	Boston Scientific Corp. *	692,882
4,143	C.R. Bard Inc.	310,725
4,984	Fisher Scientific International Inc. *	389,948
6,292	Hospira Inc. *	240,795
45,711	Medtronic Inc.	2,122,819
2,165	Millipore Corp. *	132,715
5,036	PerkinElmer Inc.	95,331
14,025	St. Jude Medical Inc. *	494,942
11,762	Stryker Corp.	583,278
6,314	Thermo Electron Corp. *	248,330
4,047	Waters Corp. *	183,248
9,654	Zimmer Holdings Inc. *	651,645
	Total Health Care Equipment & Supplies	8,442,912
Health Care Providers & Services — 2.7%
21,783	Aetna Inc.	861,518
8,016	AmerisourceBergen Corp.	362,323
16,128	Cardinal Health Inc.	1,060,255
16,979	Caremark Rx Inc.	962,200
4,390	CIGNA Corp.	510,645
6,291	Coventry Health Care Inc. *	324,112
5,455	Express Scripts Inc. *	411,798
16,787	HCA Inc.	837,503
9,502	Health Management Associates Inc., Class A Shares	198,592
6,545	Humana Inc. *	432,559
7,887	IMS Health Inc.	210,110
4,934	Laboratory Corp. of America Holdings *	323,522
2,942	Manor Care Inc.	153,808
11,905	McKesson Corp.	627,632
11,734	Medco Health Solutions Inc. *	705,331
5,605	Patterson Cos. Inc. *	188,384
6,430	Quest Diagnostics Inc.	393,259

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (Continued)	September 30, 2006

Shares	Security	Value
Health Care Providers & Services — 2.7% (continued)
19,187	Tenet Healthcare Corp. *	$156,182
53,571	UnitedHealth Group Inc.	2,635,693
24,650	WellPoint Inc. *	1,899,282
	Total Health Care Providers & Services	13,254,708
Pharmaceuticals — 6.7%
60,762	Abbott Laboratories (a)	2,950,603
5,997	Allergan Inc.	675,322
4,227	Barr Pharmaceuticals Inc. *	219,550
78,211	Bristol-Myers Squibb Co.	1,949,018
39,113	Eli Lilly & Co.	2,229,441
12,647	Forest Laboratories Inc. *	640,065
116,306	Johnson & Johnson	7,552,912
9,413	King Pharmaceuticals Inc. *	160,303
86,547	Merck & Co. Inc.	3,626,319
8,377	Mylan Laboratories Inc.	168,629
289,963	Pfizer Inc.	8,223,351
58,914	Schering-Plough Corp.	1,301,410
4,139	Watson Pharmaceuticals Inc. *	108,318
53,518	Wyeth	2,720,855
	Total Pharmaceuticals	32,526,096
	TOTAL HEALTH CARE	60,624,565
INDUSTRIALS — 10.8%
Aerospace & Defense — 2.4%
31,614	Boeing Co.	2,492,764
16,044	General Dynamics Corp.	1,149,873
4,932	Goodrich Corp.	199,845
32,570	Honeywell International Inc.	1,332,113
4,885	L-3 Communications Holdings Inc.	382,642
14,175	Lockheed Martin Corp.	1,219,901
13,661	Northrop Grumman Corp.	929,904
17,855	Raytheon Co.	857,219
6,817	Rockwell Collins Inc.	373,844
40,286	United Technologies Corp.	2,552,118
	Total Aerospace & Defense	11,490,223
Air Freight & Logistics — 0.9%
12,186	FedEx Corp.	1,324,375
2,465	Ryder System Inc.	127,391
42,993	United Parcel Service Inc., Class B Shares	3,092,916
	Total Air Freight & Logistics	4,544,682
Airlines — 0.1%
31,041	Southwest Airlines Co.	517,143
Building Products — 0.2%
7,016	American Standard Cos. Inc.	294,461
15,897	Masco Corp.	435,896
	Total Building Products	730,357
Commercial Services & Supplies — 0.5%
10,085	Allied Waste Industries Inc. *	113,658
3,776	Avery Dennison Corp.	227,202
5,457	Cintas Corp.	222,810
5,013	Equifax Inc.	184,027
5,065	Monster Worldwide Inc. *	183,303
8,749	Pitney Bowes Inc.	388,193
8,596	R.R. Donnelley & Sons Co.	283,324
6,798	Robert Half International Inc.	230,928
21,496	Waste Management Inc.	788,473
	Total Commercial Services & Supplies	2,621,918

See Notes to Schedule of Investments.

"PGBRK"

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (Continued)	September 30, 2006

Shares	Security	Value
Construction & Engineering — 0.1%
3,483	Fluor Corp.	$267,808
Electrical Equipment — 0.5%
6,687	American Power Conversion Corp.	146,847
3,626	Cooper Industries Ltd., Class A Shares	309,008
16,241	Emerson Electric Co.	1,361,970
7,024	Rockwell Automation Inc.	408,094
	Total Electrical Equipment	2,225,919
Industrial Conglomerates — 4.0%
29,957	3M Co.	2,229,400
410,534	General Electric Co.	14,491,850
5,029	Textron Inc.	440,037
80,127	Tyco International Ltd.	2,242,755
	Total Industrial Conglomerates	19,404,042
Machinery — 1.4%
26,080	Caterpillar Inc.	1,716,064
2,077	Cummins Inc.	247,641
9,474	Danaher Corp.	650,579
9,195	Deere & Co.	771,552
8,156	Dover Corp.	386,921
5,965	Eaton Corp.	410,690
16,713	Illinois Tool Works Inc.	750,414
12,819	Ingersoll-Rand Co., Ltd., Class A Shares	486,866
7,345	ITT Industries Inc.	376,578
2,551	Navistar International Corp. *	65,867
9,915	PACCAR Inc.	565,353
5,015	Pall Corp.	154,512
4,838	Parker Hannifin Corp.	376,058
	Total Machinery	6,959,095
Road & Rail — 0.7%
14,396	Burlington Northern Santa Fe Corp.	1,057,242
17,640	CSX Corp.	579,121
16,458	Norfolk Southern Corp.	724,975
10,712	Union Pacific Corp.	942,656
	Total Road & Rail	3,303,994
Trading Companies & Distributors — 0.0%
2,994	W. W. Grainger Inc.	200,658
	TOTAL INDUSTRIALS	52,265,839
INFORMATION TECHNOLOGY — 15.1%
Communications Equipment — 2.8%
4,665	ADC Telecommunications Inc. *	69,975
18,019	Avaya Inc. *	206,137
3,294	Ciena Corp. *	89,773
242,787	Cisco Systems Inc. *	5,584,101
7,950	Comverse Technology Inc. *	170,448
62,126	Corning Inc. *	1,516,496
65,050	JDS Uniphase Corp. *	142,460
22,500	Juniper Networks Inc. *	388,800
178,254	Lucent Technologies Inc. *	417,114
97,432	Motorola Inc.	2,435,800
65,697	QUALCOMM Inc.	2,388,086
17,805	Tellabs Inc. *	195,143
	Total Communications Equipment	13,604,333
Computers & Peripherals — 3.5%
33,836	Apple Computer Inc. *	2,606,387
90,337	Dell Inc. *	2,063,297
91,413	EMC Corp. *	1,095,128

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (Continued)	September 30, 2006

Shares	Security	Value
Computers & Peripherals — 3.5% (continued)
108,931	Hewlett-Packard Co.	$3,996,678
60,525	International Business Machines Corp.	4,959,419
3,981	Lexmark International Inc., Class A Shares *	229,544
7,254	NCR Corp. *	286,388
14,811	Network Appliance Inc. *	548,155
6,398	QLogic Corp. *	120,922
7,729	SanDisk Corp. *	413,811
139,567	Sun Microsystems Inc. *	693,648
	Total Computers & Peripherals	17,013,377
Electronic Equipment & Instruments — 0.3%
16,187	Agilent Technologies Inc. *	529,153
7,218	Jabil Circuit Inc.	206,218
5,585	Molex Inc.	217,647
20,163	Sanmina-SCI Corp. *	75,410
36,182	Solectron Corp. *	117,953
10,117	Symbol Technologies Inc.	150,339
3,239	Tektronix Inc.	93,704
	Total Electronic Equipment & Instruments	1,390,424
Internet Software & Services — 1.3%
46,722	eBay Inc. *	1,325,036
8,473	Google Inc., Class A Shares *	3,405,299
9,749	VeriSign Inc. *	196,930
49,438	Yahoo! Inc. *	1,249,792
	Total Internet Software & Services	6,177,057
IT Services — 1.0%
4,668	Affiliated Computer Services Inc., Class A Shares *	242,083
22,154	Automatic Data Processing Inc.	1,048,770
6,805	Computer Sciences Corp. *	334,262
5,448	Convergys Corp. *	112,501
20,518	Electronic Data Systems Corp.	503,101
30,431	First Data Corp.	1,278,102
6,988	Fiserv Inc. *	329,065
13,498	Paychex Inc.	497,401
5,286	Sabre Holdings Corp., Class A Shares	123,640
13,547	Unisys Corp. *	76,676
	Total IT Services	4,545,601
Office Electronics — 0.1%
38,848	Xerox Corp. *	604,475
Semiconductors & Semiconductor Equipment — 2.7%
19,286	Advanced Micro Devices Inc. *	479,257
14,281	Altera Corp. *	262,485
14,043	Analog Devices Inc.	412,724
55,276	Applied Materials Inc.	980,043
18,651	Broadcom Corp., Class A Shares *	565,871
16,134	Freescale Semiconductor Inc., Class B Shares *	613,253
229,614	Intel Corp.	4,723,160
7,813	KLA-Tencor Corp.	347,444
12,032	Linear Technology Corp.	374,436
15,998	LSI Logic Corp. *	131,504
12,754	Maxim Integrated Products Inc.	358,005
29,005	Micron Technology Inc. *	504,687
11,719	National Semiconductor Corp.	275,748
4,950	Novellus Systems Inc. *	136,917
14,020	NVIDIA Corp. *	414,852
7,957	PMC-Sierra Inc. *	47,265
7,721	Teradyne Inc. *	101,608
61,085	Texas Instruments Inc.	2,031,076

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (Continued)	September 30, 2006

Shares	Security	Value
Semiconductors & Semiconductor Equipment — 2.7% (continued)
13,479	Xilinx Inc.	$295,864
	Total Semiconductors & Semiconductor Equipment	13,056,199
Software — 3.4%
23,032	Adobe Systems Inc. *	862,548
9,215	Autodesk Inc. *	320,498
8,106	BMC Software Inc. *	220,645
16,332	CA Inc.	386,905
7,207	Citrix Systems Inc. *	260,966
14,759	Compuware Corp. *	114,973
12,196	Electronic Arts Inc. *	679,073
13,695	Intuit Inc. *	439,473
343,351	Microsoft Corp.	9,383,783
13,302	Novell Inc. *	81,408
160,403	Oracle Corp. *	2,845,549
4,366	Parametric Technology Corp. *	76,230
39,377	Symantec Corp. *	837,943
	Total Software	16,509,994
	TOTAL INFORMATION TECHNOLOGY	72,901,460

MATERIALS — 2.8%
Chemicals — 1.5%
8,810	Air Products & Chemicals Inc.	584,720
2,506	Ashland Inc.	159,833
38,154	Dow Chemical Co.	1,487,243
36,661	E.I. du Pont de Nemours & Co.	1,570,557
3,275	Eastman Chemical Co.	176,916
7,125	Ecolab Inc.	305,092
4,474	Hercules Inc. *	70,555
3,141	International Flavors & Fragrances Inc.	124,195
21,588	Monsanto Co.	1,014,852
6,558	PPG Industries Inc.	439,911
12,821	Praxair Inc.	758,490
5,769	Rohm & Haas Co.	273,162
2,645	Sigma-Aldrich Corp.	200,147
	Total Chemicals	7,165,673
Construction Materials — 0.1%
3,780	Vulcan Materials Co.	295,785
Containers & Packaging — 0.1%
4,142	Ball Corp.	167,544
4,137	Bemis Co. Inc.	135,942
5,546	Pactiv Corp. *	157,617
3,229	Sealed Air Corp.	174,754
4,303	Temple-Inland Inc.	172,550
	Total Containers & Packaging	808,407
Metals & Mining — 0.8%
34,477	Alcoa Inc.	966,735
4,001	Allegheny Technologies Inc.	248,822
7,813	Freeport-McMoRan Copper & Gold Inc., Class B Shares	416,120
17,863	Newmont Mining Corp.	763,643
12,262	Nucor Corp.	606,847
8,096	Phelps Dodge Corp.	685,731
4,900	United States Steel Corp.	282,632
	Total Metals & Mining	3,970,530
Paper & Forest Products — 0.3%
18,080	International Paper Co.	626,110
4,172	Louisiana-Pacific Corp.	78,309
7,109	MeadWestvaco Corp.	188,460

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (Continued)	September 30, 2006

Shares	Security	Value
Paper & Forest Products — 0.3% (continued)
9,810	Weyerhaeuser Co.	$603,609
	Total Paper & Forest Products	1,496,488
	TOTAL MATERIALS	13,736,883
TELECOMMUNICATION SERVICES — 3.5%
Diversified Telecommunication Services — 2.9%
154,463	AT&T Inc.	5,029,315
72,233	BellSouth Corp.	3,087,961
4,558	CenturyTel Inc.	180,816
12,431	Citizens Communications Co.	174,531
5,997	Embarq Corp. *	290,075
63,649	Qwest Communications International Inc. *	555,019
115,275	Verizon Communications Inc.	4,280,161
18,855	Windstream Corp.	248,697
	Total Diversified Telecommunication Services	13,846,575
Wireless Telecommunication Services — 0.6%
15,479	ALLTEL Corp.	859,085
118,809	Sprint Nextel Corp.	2,037,574
	Total Wireless Telecommunication Services	2,896,659
	TOTAL TELECOMMUNICATION SERVICES	16,743,234
UTILITIES — 3.4%
Electric Utilities — 1.8%
6,567	Allegheny Energy Inc. *	263,796
15,733	American Electric Power Co. Inc.	572,209
49,985	Duke Energy Corp.	1,509,547
12,895	Edison International	536,948
8,319	Entergy Corp.	650,795
26,624	Exelon Corp.	1,611,817
13,118	FirstEnergy Corp.	732,772
16,076	FPL Group Inc.	723,420
4,000	Pinnacle West Capital Corp.	180,200
15,039	PPL Corp.	494,783
10,010	Progress Energy Inc.	454,254
29,631	Southern Co.	1,021,084
	Total Electric Utilities	8,751,625
Gas Utilities — 0.0%
1,758	Nicor Inc.	75,172
1,542	Peoples Energy Corp.	62,682
	Total Gas Utilities	137,854
Independent Power Producers & Energy Traders — 0.5%
26,306	AES Corp. *	536,379
7,145	Constellation Energy Group Inc.	422,984
15,579	Dynegy Inc., Class A Shares *	86,308
18,349	TXU Corp.	1,147,180
	Total Independent Power Producers & Energy Traders	2,192,851
Multi-Utilities — 1.1%
8,273	Ameren Corp.	436,732
12,325	CenterPoint Energy Inc.	176,494
8,836	CMS Energy Corp. *	127,592
9,846	Consolidated Edison Inc.	454,885
14,025	Dominion Resources Inc.	1,072,772
7,034	DTE Energy Co.	291,981
6,923	KeySpan Corp.	284,812
10,847	NiSource Inc.	235,814
13,836	PG&E Corp.	576,269
10,011	Public Service Enterprise Group Inc.	612,573
10,426	Sempra Energy	523,907

See Notes to Schedule of Investments.

Legg Mason Partners S&P 500 Index Fund

Schedule of Investments (unaudited) (continued)	September 30, 2006

Shares	Security	Value
Multi-Utilities — 1.1% (continued)
8,281	TECO Energy Inc.	$129,598
16,146	Xcel Energy Inc.	333,415
	Total Multi-Utilities	5,256,844
	TOTAL UTILITIES	16,339,174
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $398,322,344)	478,248,913

Face Amount
SHORT-TERM INVESTMENTS — 1.3%
U.S. Government Obligation — 0.1%
$450,000	U.S. Treasury Bills, 4.828% due 12/14/06 (a)(b)(c) (Cost — $445,647)	445,708
Repurchase Agreement — 1.2%
5,686,000	State Street Bank & Trust Co. dated 9/29/06, 4.600% due 10/2/06; Proceeds at maturity - $5,688,180; (Fully collateralized by U.S. Treasury Bond, 8.000% due 11/15/21; Market value - $5,803,500) (Cost — $5,686,000) (a)	5,686,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $6,131,647)	6,131,708
	TOTAL INVESTMENTS — 100.2% (Cost — $404,453,991#)	484,380,621
	Liabilities in Excess of Other Assets — (0.2)%	(907,106)
	TOTAL NET ASSETS — 100.0%	$483,473,515

*	Non-income producing security.
(a)	All or a portion of this security is segregated for open futures contracts.
(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(c)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners S&P 500 Index Fund (formerly known as Smith Barney S&P 500 Index Fund ) (the "Fund") is a separate diversified investment fund of Legg Mason Partners Investment Trust (formerly known as Smith Barney Investment Trust) (the "Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$121,022,082
Gross unrealized depreciation	(41,095,452)
Net unrealized appreciation	$79,926,630

At September 30, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
S&P 500 Index	18	12/06	$5,888,833	$6,054,300	$165,467

ITEM 2.	CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners S&P 500 Index Fund

By /s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer

Date: November 28, 2006

By: /s/ Kaprel Ozsolak
Kaprel Ozsolak Chief Financial Officer

Date: November 28, 2006